Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Successor
December 31, 2020
2021	$439
2022	79
Total lease payments	518
Less present value discount	(10)
Present value of lease liabilities	$508